OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE)
OTHER INCOME (EXPENSE)

21.                               OTHER INCOME (EXPENSE)

The components of other income (expense) for the years ended December 31 were as follows:

	2012	2011	2010
Gain (loss) on disposal of property, equipment, and intangibles	$(107)	$(40)	$95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
	$(196)	$35	$(241)